Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 20, 2018	Dec. 22, 2017	Aug. 31, 2020	Feb. 28, 2019	May 31, 2020	May 31, 2019	Dec. 31, 2019	Jan. 01, 2019
Federal depository insurance coverage			$ 250,000		$ 250,000
Allowance for doubtful accounts			105,000		52,400		$ 105,000
Operating lease right-of-use asset			441,986		490,984	$ 100,146		$ 500,000
Operating lease liability			$ 136,630		151,867	$ 32,045
Offering costs					$ 98,198
Statutory tax rate		35.00%	21.00%		21.00%	21.00%
Accounting Standards Update 2016-02 [Member]
Operating lease right-of-use asset								110,003
Operating lease liability								107,678
Polar, K2 And Escrow Agent [Member] | Stock Purchase Agreement [Member]
Description of amendment of payment terms	The Company at the closing of the Stock Sales from $11.23 per share to (1) first $6.00 per share up to 20% of the original number of Shares (as defined in the respective Purchase Agreement), (2) then $5.00 per remaining share up to 20% of the original number of Shares, (3) then $4.00 per remaining share up to 20% of the original number of Shares, (4) then $3.00 per remaining Share up to 20% of the original number of Shares, and (5) then $2.00 per remaining Share up to 20% of the original number of Shares, (y) to extend the outside date of the closing of the Stock Sales until January 18, 2019, and (z) to authorize the issuance of $3,542,700 and $1,590,600 from the Escrow Account to Polar and K2, respectively, as partial payment for the Shares prior to the final closing of the Stock Sales.
Minimum [Member]
Property, plant and equipment, useful life			3 years		3 years
Finite lived intangible asset, useful life			3 years		3 years
Maximum [Member]
Property, plant and equipment, useful life			5 years		5 years
Finite lived intangible asset, useful life			5 years		5 years
Operating Lease Current Liabilities [Member]
Operating lease liability					$ 151,867			500,000
Operating Lease Current Liabilities [Member] | Accounting Standards Update 2016-02 [Member]
Operating lease liability								$ 107,678
Simplicity One Brasil Ltd [Member]
Equity method investment, ownership percentage			76.00%		90.00%
Simplicity Happy Valley, LLC and Simplicity Redmond, LLC [Member]
Equity method investment, ownership percentage			79.00%		79.00%
Smaaash Entertainment, Inc [Member]
Impairment expense				$ 150,000